Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental disclosure of non-cash investing activities
Non-cash acquisition of non-controlling interest for the remaining 49% interest in the Höegh Grace entities	$ 41,362	$ 0	$ 0
Non-cash acquisition of net assets including goodwill of the Höegh Gallant less cash acquired of $7,695	0	0	186,465
Supplemental disclosure of non-cash financing activities
Total non-cash consideration (note 4)	41,362	0	0
Total non-cash consideration (note 4)	0	0	54,160
Demand Note [Member]
Supplemental disclosure of non-cash financing activities
Total non-cash consideration (note 4)	$ 0	$ 0	$ 140,000